Share based Compensation - HCML Share Option Scheme (Details) - shares				12 Months Ended
	Jun. 15, 2016	Aug. 06, 2008	Jun. 04, 2005	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share option scheme expired in 2016
Share-based Compensation
Expiry period			10 years
Aggregate number of shares issuable				184,518
HCML Share Option Scheme
Share-based Compensation
Aggregate number of shares issuable				2,313,097
Number of shares authorized but unissued				8,342,255
Number of share options cancelled				120,845	6,875	3,750
Number of share options granted	593,686			1,060,626	150,000	693,686
HCML Share Option Scheme | Minimum
Share-based Compensation
Expiry period				8 years
HCML Share Option Scheme | Maximum
Share-based Compensation
Expiry period				10 years
HCML Share Option Scheme | Four-year awards
Share-based Compensation
Vesting period				4 years
Vesting percentage upon first anniversary				25.00%
Annual vesting percentage after the first anniversary				25.00%
HMHL Share Option Scheme
Share-based Compensation
Expiry period		6 years
Number of share options cancelled	1,187,372
Ordinary Shares | HMHL Share Option Scheme
Share-based Compensation
Aggregate number of shares issuable				2,144,408
Number of shares authorized but unissued				157,111,839
Vesting period				4 years
Vesting percentage upon first anniversary				25.00%
Annual vesting percentage after the first anniversary				25.00%
Ordinary Shares | HMHL Share Option Scheme | Six-year awards
Share-based Compensation
Expiry period				6 years
Ordinary Shares | HMHL Share Option Scheme | Nine-year awards
Share-based Compensation
Expiry period				9 years